Fair value and fair value hierarchy of financial instruments - Additional information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Transfer from level 1 to level 2	$ 0	$ 0	$ 0
Transfer from level 2 to level 1	0	0	0
Transfers out of level3	0	0	0
Transfers into level3	$ 0	$ 0	$ 0